Tax matters - Schedule of reconciliation of income tax expense (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Applicable tax rate in Spain		30.00%	30.00%	30.00%
Consolidated profit (loss) before tax
From continuing operations		€ 19,027.0	€ 16,459.0	€ 15,250.0
From discontinued operations		0.0	0.0	0.0
Operating profit/(loss) before tax	€ 6,549.0	19,027.0	16,459.0	15,250.0
Income tax at tax rate applicable in Spain (30%)		5,708.0	4,938.0	4,575.0
By the effect of application of the various tax rates applicable in each country		115.0	(100.0)	61.0
Effect of profit or loss of associates and joint ventures		(213.0)	(184.0)	(210.0)
USA electric vehicle leasing incentives		(258.0)	(259.0)	0.0
Global minimum tax Pillar Two		14.0	0.0	0.0
Effect of reassessment of deferred taxes		68.0	0.0	0.0
Permanent differences and other		(151.0)	(119.0)	60.0
Income tax	€ 373.0	€ 5,283.0	€ 4,276.0	€ 4,486.0
Effective tax rate		27.77%	25.98%	29.42%
Current taxes		€ 4,855.0	€ 5,568.0	€ 4,272.0
Deferred taxes		428.0	(1,292.0)	214.0
Income tax (receipts)/payments		5,880.0	5,214.0	5,498.0
Brazil
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		413.0	198.0	472.0
UK
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(53.0)	(51.0)	(161.0)
US
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(25.0)	(28.0)	(99.0)
Chile
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(33.0)	(28.0)	(30.0)
Poland
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		€ (183.0)	€ (164.0)	€ (101.0)